Acquisitions - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended	24 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 17, 2021	Jul. 11, 2019
PPL Western Power Distribution Investments Limited
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired			100.00%
Total consideration			£ 7,800
National Grid Renewables
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired				100.00%
Emerald
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired				51.00%
National Grid Renewables And Emerald Energy Venture LLC
Disclosure of detailed information about business combination [line items]
Total consideration				£ 209
Acquisition-related costs recognised	£ 1	£ 3